CALVERT SOCIAL INVESTMENT FUND

1825 Connecticut Ave. NW, Suite 400

Washington, DC 20009

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Social Investment Fund (the “Registrant”) (1933 Act File No. 002-75106) certifies (a) that the forms of statements of additional information for Calvert Balanced Fund, Calvert Bond Fund, Calvert Equity Fund, Calvert Focused Value Fund, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Growth Allocation Fund dated February 1, 2023 do not differ from those contained in Post-Effective Amendment No. 104 (“Amendment No. 104”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 104 was filed electronically with the  Securities and Exchange Commission (Accession No. 0000940394-23-000104) on January 30, 2023.

CALVERT SOCIAL INVESTMENT FUND

By:	/s/ Deidre E. Walsh
Deidre E. Walsh
Secretary

Date: February 6, 2023